UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gerald W. Perritt, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2008

Date of reporting period:  January 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments
January 31, 2008
Perritt Emerging Opportunities Fund (Unaudited)

	Shares	Value
COMMON STOCKS - 97.36%
Aerospace & Defense - 0.21%
OSI Geospatial, Inc. (a)	402,000	190,950

Air Transport - 0.73%
AeroCentury Corp. (a)	40,400	672,660

Auto Components - 1.43%
Sorl Auto Parts, Inc. (a)	100,000	626,000
Wonder Auto Technology, Inc. (a)	69,900	698,301
		1,324,301
Auto/Truck Parts & Equipment - 0.50%
Proliance International, Inc. (a)	229,700	459,400

Biotechnology - 1.23%
Commonwealth Biotechnologies, Inc. (a)	171,806	425,220
Isoray, Inc. (a)	209,000	296,780
Nuvelo, Inc. (a)	276,000	414,000
		1,136,000
Building Materials - 3.26%
Goldfield Corp. (a)	514,000	321,250
Meadow Valley Corporation (a)	81,000	898,290
MFRI, Inc. (a)	67,300	1,075,454
US Home Systems, Inc. (a)	129,056	717,551
		3,012,545
Business Services - 7.01%
Acorn Factor, Inc. (a)	63,000	346,500
BrandPartners Group, Inc. (a)	1,600,654	72,029
Clearpoint Business Resources, Inc. (a)	184,000	345,920
Fortune Industries, Inc. (a)	150,200	417,556
Global Traffic Network, Inc. (a)	133,100	891,770
GP Strategies Corporation (a)	98,000	1,041,740
Newtek Business Services, Inc. (a)	375,971	507,561
PacificNet, Inc. (a)	70,000	238,700
Perceptron, Inc. (a)	115,000	1,021,200
Questar Assessment, Inc. (a)	92,400	337,260
RCM Technologies, Inc. (a)	70,000	380,800
Rentrak Corporation (a)	48,500	517,495
Utix Group, Inc. (a)(c)	100,684	5,538
Willdan Group, Inc. (a)	60,000	357,600
		6,481,669
Chemicals and Related Products - 1.69%
Flexible Solutions International, Inc. (a)(b)	100,000	220,000
Flexible Solutions International, Inc. (a)	98,500	216,700
KMG Chemicals, Inc.	40,000	643,600
TOR Minerals International, Inc. (a)	243,900	482,922
		1,563,222
Commercial Banks - 0.33%
Pacific Premier Bancorp (a)	45,000	308,250

Communications Equipment - 1.32%
Allied Motion Technologies, Inc. (a)	157,661	791,458
NMS Communications Corp. (a)	294,800	433,356
		1,224,814
Computers & Electronics - 7.13%
ADDvantage Technologies Group, Inc. (a)	205,500	1,058,325
American Technology Corp. (a)	310,000	651,000
Astrata Group, Inc. (a)(b)	80,256	46,548
Astrata Group, Inc. (a)	249,744	144,852
Astro-Med, Inc.	92,800	899,232
Comarco, Inc.	46,800	255,060
Cyberoptics Corp. (a)	53,700	552,036
Napco Security Systems, Inc. (a)	110,000	651,200
Rimage Corp. (a)	38,223	892,125
Socket Communications, Inc. (a)	495,000	346,500
Spectrum Control, Inc. (a)	55,000	504,350
Williams Controls, Inc. (a)	37,550	598,547
		6,599,775
Consumer Products - Distributing - 2.01%
China 3c Group (a)	262,800	801,540
KSW, Inc. (a)	159,473	1,060,495
		1,862,035

Consumer Products - Manufacturing - 4.13%
Ashworth, Inc. (a)	57,100	208,986
Emak Worldwide, Inc. (a)	50,837	50,329
Emerson Radio Corp. (a)	156,700	191,174
Flexsteel Industries, Inc.	55,500	713,730
Hauppauge Digital, Inc. (a)	50,400	227,808
International Absorbents, Inc. (a)	160,000	646,400
Matrixx Initiatives, Inc. (a)	25,000	340,000
Motorcar Parts of America, Inc. (a)	76,500	587,137
Phoenix Footwear Group, Inc. (a)	345,200	535,060
Tandy Brands Accessories, Inc.	41,000	330,050
		3,830,674
Electronic Equipment & Instruments - 5.17%
Elixir Gaming Technologies, Inc. (a)	93,200	422,196
Espey Manufacturing & Electronics Corp.	34,800	675,120
Frequency Electronics, Inc.	49,000	441,000
Iteris, Inc. (a)	300,000	834,000
Loud Technologies, Inc. (a)	43,500	309,285
Magnetek, Inc. (a)	125,000	473,750
O.I. Corporation	45,700	511,840
Schmitt Industries, Inc. (a)	60,946	346,783
Universal Power Group, Inc. (a)	199,000	771,125
		4,785,099
Energy & Related Services - 1.49%
China Solar & Clean Energy Solutions, Inc. (a)(b)	120,000	370,800
Mitcham Industries, Inc. (a)	59,999	1,007,983
		1,378,783
Environmental Services - 3.00%
Metalico, Inc. (a)	80,000	835,200
PDG Environmental, Inc. (a)	522,000	261,000
Perma-Fix Environmental Services (a)	385,012	827,776
TurboSonic Technologies, Inc. (a)	535,369	347,990
Versar, Inc. (a)	80,100	501,426
		2,773,392
Financial Services - 1.15%
B of I Holding, Inc. (a)	73,000	519,760
Hennessy Advisors, Inc.	28,700	229,600
Nicholas Financial, Inc. (a)	42,700	312,564
		1,061,924
Food - 1.86%
Armanino Foods Distinction, Inc.	164,500	156,275
John B. Sanfilippo & Son, Inc. (a)	39,400	275,800
Monterey Gourmet Foods, Inc. (a)	70,000	198,100
New Dragon Asia Corp. (a)	455,000	336,700
Overhill Farms, Inc. (a)	125,500	327,555
Willamette Valley Vineyard, Inc. (a)	75,000	424,500
		1,718,930
Industrial Machinery - 0.37%
Met Pro Corp.	33,333	345,330

Insurance - 0.69%
CRM Holdings Ltd. (a)	91,400	636,144

Leisure - 3.83%
Century Casinos, Inc. (a)	100,000	471,000
Cybex International, Inc. (a)	200,000	922,000
Envoy Capital Group, Inc. (a)	185,000	488,400
Full House Resorts, Inc. (a)	150,000	337,500
IA Global, Inc. (a)	1,856,000	427,251
Red Lion Hotels Corporation (a)	42,500	335,750
Silverleaf Resorts, Inc. (a)	145,000	559,700
		3,541,601
Management Consulting Services - 1.95%
Management Network Group, Inc. (a)	237,700	546,710
SM&A (a)	140,000	868,000
TechTeam Global, Inc. (a)	42,801	393,769
		1,808,479
Medical Supplies & Services - 14.15%
Allied Healthcare Products, Inc. (a)	79,000	571,960
Amer Bio Medica Corp. (a)	578,000	346,800
America Service Group, Inc. (a)	50,000	365,500
American Medical Alert Corporation (a)	58,000	414,700
Birner Dental Management Services, Inc.	41,900	845,961
CardioTech International, Inc. (a)	625,000	625,000
Carriage Services, Inc. (a)	154,500	1,248,360
Criticare Systems, Inc. (a)	201,000	677,370
Health Fitness Corp. (a)	193,000	482,500
HearUSA, Inc. (a)	512,910	738,591
Hooper Holmes, Inc. (a)	555,100	799,344
Implant Sciences Corp. (a)	278,700	222,960
IRIDEX Corporation (a)	126,203	473,261
Memry Corp. (a)	747,800	957,184
National Dentex Corporation (a)	42,050	571,880
NovaMed, Inc. (a)	225,000	888,750
Ophthalmic Imaging Systems, Inc. (a)	625,000	373,750
PainCare Holdings, Inc. (a)	1,000,000	89,000
PHC, Inc. (a)	280,000	714,000
Rockwell Medical Technologies, Inc. (a)	62,000	406,100
Span-America Medical Systems, Inc.	14,300	174,603
VIVUS, Inc. (a)	130,000	787,800
Zareba Systems, Inc. (a)	70,000	315,000
		13,090,374
Minerals and Resources - 1.65%
Allied Nevada Gold Corp. (a)	45,257	224,475
Friedman Inds, Inc.	3,900	23,205
Golden Odyssey Mining, Inc. (a)	1,005,000	134,572
New Gold, Inc. (a)	85,500	467,685
Uranium Resources, Inc. (a)	50,750	411,582
Vista Gold Corp. (a)	57,000	262,200
		1,523,719
Motion Pictures - 0.34%
Ballantyne Omaha, Inc. (a)	65,150	310,765

Oil & Gas - 3.11%
Boots & Coots International Well Control, Inc. (a)	310,000	455,700
CE Franklin Ltd. (a)	65,700	421,137
Far East Energy Corp. (a)	149,479	100,151
Far East Energy Corp. (a)(b)	300,000	201,000
Gasco Energy, Inc. (a)	275,000	552,750
Teton Energy Corp. (a)	152,500	754,875
TGC Industries, Inc. (a)	50,000	389,500
		2,875,113
Oil, Gas & Consumable Fuels - 1.68%
Magellan Pete Corp. (a)	315,000	318,150
Petro Resources Corp. (a)	237,500	409,688
TXCO Resources, Inc. (a)	65,000	822,250
		1,550,088
Pharmaceuticals - 0.67%
Zila, Inc. (a)	628,000	621,720

Retail - 3.60%
Gottschalks, Inc. (a)	145,870	373,427
GTSI Corp. (a)	78,498	704,127
Hastings Entertainment, Inc. (a)	88,828	776,357
Man Sang Holdings, Inc.	98,300	663,525
Shoe Pavilion, Inc. (a)	91,000	82,810
Sport Supply Group, Inc.	65,000	682,500
Varsity Group, Inc. (a)	169,900	28,866
Western Power & Equipment Corp. (a)	295,000	17,700
		3,329,312
Road & Rail - 1.34%
Covenant Transport, Inc. (a)	150,000	1,240,500

Semiconductor & Semiconductor Equipment - 0.44%
Ramtron International Corp. (a)	100,000	411,000

Semiconductor Related Products - 5.06%
AXT, Inc. (a)	100,000	562,000
California Micro Devices Corp. (a)	282,100	1,018,381
Cascade Microtech, Inc. (a)	80,000	681,600
Catalyst Semiconductor, Inc. (a)	135,000	576,450
FSI International, Inc. (a)	258,900	460,842
Ibis Technology Corp. (a)	227,700	84,249
Sparton Corporation (a)	124,200	621,000
White Electric Designs Corp. (a)	150,000	676,500
		4,681,022
Software - 4.92%
American Software, Inc. - Class A	97,000	901,130
ARI Network Services, Inc. (a)	249,000	418,320
CTI Group Holdings, Inc. (a)	430,740	124,915
Evolving Systems, Inc. (a)	300,000	705,000
Global Med Technologies, Inc. (a)	115,000	143,750
Pharsight Corp. (a)	78,166	383,013
Stockgroup Information Systems, Inc. (a)	759,000	341,550
Versant Corp. (a)	38,600	1,028,304
Wave Systems Corp. (a)	300,000	504,000
		4,549,982
Specialty Manufacturing - 6.66%
Baldwin Technology Company, Inc. - Class A (a)	150,330	473,539
Core Molding Technologies, Inc. (a)	70,000	501,200
Electric & Gas Technology, Inc. (a)	356,200	26,715
Hawk Corporation - Class A (a)	50,500	929,200
Hurco Companies, Inc. (a)	15,000	548,550
LMI Aerospace, Inc. (a)	29,000	585,220
Modtech Holdings, Inc. (a)	40,000	26,400
Nobility Homes, Inc.	37,500	674,250
North American Galvanizing & Coatings, Inc. (a)	187,500	948,750
RF Monolithics, Inc. (a)	57,000	303,810
Universal Stainless & Alloy Products, Inc. (a)	28,000	692,720
Veri-Tek International Corp. (a)	80,000	452,000
		6,162,354
Telecommunications - 3.25%
EFJ, Inc. (a)	95,000	159,600
Globecomm Systems, Inc. (a)	40,000	374,800
Micronetics, Inc. (a)	40,000	336,000
Radyne Corporation (a)	38,000	328,700
RELM Wireless Corporation	217,100	588,341
TeleCommunication Systems, Inc. - Class A (a)	195,000	696,150
TII Network Technologies, Inc. (a)	304,990	527,633
		3,011,224
TOTAL COMMON STOCKS (Cost $101,447,184)		$90,073,150

WARRANTS - 0.00%
Warrant - 0.00%
Astrata Warrants
Expiration: April 15, 2010, Excercise Price: $3.500 (b)	60,000	$0
Flexible Solutions International, Inc. Warrants
Expiration: April 8, 2009, Excercise Price: $4.500 (b)	100,000	0
TOTAL WARRANTS (Cost $0)		$0

	Principal
	Amount	Value
FIXED INCOME SECURITIES - 0.27%
Monmouth Capital Corporation
8.000%, 03/30/2015 (b)	$250,000	$250,000
TOTAL FIXED INCOME SECURITIES (Cost $250,000)		$250,000

SHORT TERM INVESTMENTS - 2.01%
Commercial Paper - 2.01%
Federal Home Loan Bank Discount Note
1.65%, 02/01/2008	$1,862,000	$1,862,000

Variable Rate Demand Notes - 0.00%
Wisconsin Corporate Central Credit Union Demand Note
4.869%, 12/31/2031 (d)	368	368
TOTAL SHORT TERM INVESTMENTS (Cost $1,862,367)		$1,862,368

Total Investments (Cost $103,559,551) - 99.64%		$92,185,518
Other Assets in Excess of Liabilities - 0.36%		331,536
TOTAL NET ASSETS - 100.00%		$92,517,054

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non income producing security.
(b)	Restricted under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the value of restricted securities amounted to $1,088,348 or 1.18% of Net Assets.
(c)	Affiliated Company - As defined by the Investment Company Act of 1940, an "Affiliated Company" represents
Fund ownersip of at least 5% of the outstanding voting securities of an issuer. At January 31, 2008, the total market value of Affiliated Companies was $5,538 and the identified cost was $105,033.
(d)	Variable rate demand notes are considered short-term obligations are payable on demand. Intereste rates change periodically on specified dates. The rate shown is as of January 31, 2008.

TRANSACTIONS WITH AFFILIATES

Issue Name	Share Balance at November 1, 2007	Additions	Reductions	Share Balance at January 31, 2008	Dividend Income	Value at January 31, 2008
Utix Group, Inc.	100,684	–	–	100,684	$ –	$ 5,538

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows*:

Cost of investments			$ 103,559,551
Gross unrealized appreciation		$ 11,071,612
Gross unrealized depreciation		(22,445,645)
Net unrealized appreciation		$ (11,374,033)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Perritt Funds, Inc.

By (Signature and Title)    /s/ Michael J. Corbett
Michael J. Corbett, President

Date           3/10/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)           /s/ Michael J. Corbett
   Michael J. Corbett, President

Date           3/10/08

By (Signature and Title)          /s/ Samuel J. Schulz
  Samuel J. Schulz, Treasurer

Date            3/11/08